Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Fair Value Of Financial Instruments [Abstract]
Summary of Fair Value Measurement Hierarchy of Financial Instruments

The following table illustrates the fair value measurement hierarchy of the Group’s financial instruments:

Liability measured at fair value:

As at December 31, 2021
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	US$’000	US$’000	US$’000	US$’000
Warrant liability	—	87,900	—	87,900

Summary of Fair Value Valuation of Warrant Liability

The following table lists the inputs to the binominal model used for the fair value valuation of warrant liability:

December 31, 2021
Underlying stock price	US$23.31
Volatility	70.5%
Risk free rate	0.58%
Dividend	0%